Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Warrants, net	$ 534	$ 559
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Fair value of warrants	948	1,028
Unrecognized Day 1 Loss	(414)	(469)
Warrants, net	$ 534	$ 559